STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Aug. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (28,365)	$ (11,624)	$ (18,883)	$ (43,305)	$ (150,440)	$ (178,805)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange loss/(gain)				825
Changes in operating assets and liabilities:
Interest on loan payable	363	363	484	369	853	1,216
Prepaid expenses		406	406	(406)
Accounts payable and accrued liabilities	16,148	9,967	17,105	13,351	55,481	71,628
NET CASH USED IN OPERATING ACTIVITIES	(11,854)	(888)	(888)	(29,166)	(94,106)	(105,961)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on sale of common stock					22,700	22,700
Proceeds from shareholder loans - related parties	11,854			17,776	36,237	48,092
Proceeds from loans/advances				12,100	35,680	35,680
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,854			29,876	94,617	106,472
NET INCREASE (DECREASE) IN CASH		(888)	(888)	710	511	511
CASH, BEGINNING	511	1,399	1,399	689
CASH, ENDING	511	511	511	1,399	511	511
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES
Cash paid during the period for Interest
Cash paid during the period for Income taxes
Redemption of common stock and loan from related party					$ 8,500	$ 8,500